CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Shareholders equity:
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	2,229,609	2,229,609
Common stock, outstanding	2,061,909	2,061,909
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Shareholders equity:
Common stock, authorized	82,572,000	82,572,000
Common stock, issued	82,572,000	82,572,000
Common stock, outstanding	82,572,000	82,572,000